                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                Report for the Quarter Ended September 30, 2002.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, NY  10017

13F File Number:    28-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         (212) 599-0090
Signature, Place, and Date of Signing:

      JEFFREY D. TANNENBAUM     New York, New York     November 13, 2002
  -------------------------     ------------------     -----------------
      Jeffrey D. Tannenbaum

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            0

Form 13F Information Table Value Total:           $0

     Confidential information has been omitted from this public Form 13F and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
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